Retirement Plans (Pension Allocations By Type Of Fund And Target Allocations) (Details) - U.S. Plans [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Equity accounts	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity accounts	51.00%	48.00%
Equity accounts, minimum	43.00%
Equity accounts, maximum	54.00%
Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity accounts	27.00%	33.00%
Equity accounts, minimum	25.00%
Equity accounts, maximum	35.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity accounts	10.00%	10.00%
Equity accounts, minimum	7.00%
Equity accounts, maximum	13.00%
Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity accounts	12.00%	9.00%
Equity accounts, minimum	8.00%
Equity accounts, maximum	17.00%